Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and General Information

1. Basis of Presentation and General Information

Capital Clean Energy Carriers Corp. (the “Company or CCEC”) is an international owner of ocean-going vessels, with a focus on the energy transition. As of December 31, 2024, Company’s in-the-water fleet included 17 high specification vessels, including 12 latest generation Liquified Natural Gas Carriers (“LNG/Cs”) and five legacy Neo-Panamax container vessels two of which we have agreed to sell by the first quarter of 2025 (Note 3). In addition, our under-construction fleet includes six additional latest generation LNG/Cs, six dual-fuel Medium Gas Carriers (“MGCs”) and four Handy Liquified CO2 Multi-Gas Carriers (“LCO2 – HMGC”), to be delivered between the first quarter of 2026 and the third quarter of 2027. The Company’s vessels operate under medium to long-term time and bareboat charters.

The Company was originally formed on January 16, 2007, as a Marshall Islands limited partnership with the name Capital Product Partners L.P. (the “Partnership” or “CPP”). On August 26, 2024, (the “Effective Date”), the Partnership converted from a Marshall Islands limited partnership to a Marshall Islands corporation and changed its name to Capital Clean Energy Carriers Corp. (the “Conversion”). The Conversion and the name change were approved by the majority of the Partnership’s unitholders, the conflicts committee of the Partnership’s board of directors, the Partnership’s full board of directors and the Partnership’s general partner, Capital GP L.L.C. (the “CGP”). As a result of the Conversion the following changes to the capital structure and corporate governance, among others, occurred:

(i) each common unit of the Partnership outstanding immediately prior to the Effective Date was converted into one common share of CCEC with par value of $0.01 per share (the “common shares”);

(ii) the 348,570 general partner units and the general partner’s incentive distribution rights, in each case, outstanding immediately prior to the Effective Date were converted into an aggregate of 3,500,000 common shares;

(iii) CGP gave up its existing management and consent rights with respect to CPP, including its right to appoint three directors to CPP’s board of directors and its veto rights over, among other things, approval of mergers, consolidations and other significant corporate transactions and amendments to CPP’s governing documents;

(iv) following the Conversion, the board of directors consist of eight directors, a majority of which are “independent” in accordance with Nasdaq rules; and

(v) until Capital Maritime & Trading Corp. (“CMTC”) and its affiliates cease to own at least 25% of the outstanding common shares, CMTC and its affiliates will have the right to nominate three out of the eight directors to the board. If the holdings of CMTC and its affiliates fall below 25% but remain above 15% of the outstanding common shares, CMTC and its affiliates thereafter will have the right to nominate two out of eight directors to the board. If the holdings of CMTC and its affiliates fall below 15% but remain above 5% of the outstanding common shares, CMTC and its affiliates thereafter will have the right to nominate one out of eight directors to the board. If the holdings of CMTC and its affiliates fall below 5%, CMTC thereafter will no longer have any rights to nominate directors to the board. The remaining members of the board of directors will be nominated by CCEC’s nominating committee and all directors will be elected by majority vote of the holders of common shares (including CMTC and its affiliates), other than in a contested election, in which the election of directors will be by a plurality vote.

The Conversion is deemed a continuation of the existence of the Partnership in the form of a Marshall Islands corporation, with the existence of the Company deemed to have commenced on the date the Partnership commenced its existence. Following the Conversion the Company’s common shares are trading on the Nasdaq Global Select Market under the name “Capital Clean Energy Carriers Corp.” with the ticker symbol CCEC.

Except where the context otherwise requires, references herein to CCEC or the Company for periods prior to the Conversion are to CPP, and references to common shares for periods prior to the Conversion are to common units of CPP. The financial impact of the Conversion reflected in the audited consolidated financial statements contained herein consisted of (i) reclassifications from partnership equity accounts to equity accounts reflective of a corporation and (ii) the recognition of a deemed dividend relating to the conversion of 348,570 general partner units and the general partner’s incentive distribution rights into 3,500,000 common shares (Note 14).

On November 13, 2023, the Company announced its intention to shift its business focus towards LNG and energy transition shipping and gradually divest from its non-core container vessels. Since December 2023, we have completed or entered into memoranda of agreement for the sale of 12 container vessels as set forth in the following table:

Name of Vessel	Type	TEU	Memorandum of Agreement Date	Delivery/Expected Delivery
M/V Akadimos	Neo Panamax Container Vessel	9,288	January 31, 2024	March 8, 2024
M/V Long Beach Express	Panamax Container Vessel	5,089	December 15, 2023	February 26, 2024
M/V Seattle Express	Panamax Container Vessel	5,089	February 14, 2024	April 26, 2024
M/V Fos Express	Panamax Container Vessel	5,089	February 14, 2024	May 3, 2024
M/V Athenian	Neo Panamax Container Vessel	9,954	March 1, 2024	April 22, 2024
M/V Athos	Neo Panamax Container Vessel	9,954	March 1, 2024	April 22, 2024
M/V Aristomenis	Neo Panamax Container Vessel	9,954	March 1, 2024	May 3, 2024
M/V Hyundai Premium	Neo Panamax Container Vessel	5,023	September 12, 2024	November 22, 2024
M/V Hyundai Paramount	Neo Panamax Container Vessel	5,023	September 12, 2024	December 20, 2024
M/V Hyundai Prestige	Neo Panamax Container Vessel	5,023	September 12, 2024	December 5, 2024
M/V Hyundai Privilege	Neo Panamax Container Vessel	5,023	September 12, 2024	January 10, 2025
M/V Hyundai Platinum	Neo Panamax Container Vessel	5,023	September 12, 2024	March 10, 2025

We determined that the assets and liabilities, results of operations and cash flows of these 12 container vessels met the criteria to be reported in discontinued operations. Please also refer to Note 3 Discontinued Operations.

1. Basis of Presentation and General Information - Continued

As of December 31, 2024, the consolidated financial statements include Capital Clean Energy Carriers Corp. and the following wholly owned significant subsidiaries which were all incorporated or formed under the laws of the Marshall Islands, Liberia or Cyprus.

Subsidiary	Date of Incorporation	Name of Vessel Owned by Subsidiary	Deadweight (“DWT”)	Date acquired by the Company / Estimated delivery date	Date acquired by CMTC or CGC Operating Corp. (“CGC”)
Capital Product Operating LLC	01/16/2007	—	—	—	—
CPLP Shipping Holdings PLC	08/14/2021	—	—	—	—
CPLP Gas Operating Corp.	08/24/2021	—	—	—	—
Patroklos Marine Corp.	06/17/2008	M/V Cape Agamemnon (2)	179,221	06/09/2011	01/25/2011
Agamemnon Container Carrier Corp.	04/19/2012	M/V Agamemnon (3)	108,892	12/22/2012	06/28/2012
Archimidis Container Carrier Corp.	04/19/2012	M/V Archimidis (3)	108,892	12/22/2012	06/22/2012
Anax Container Carrier S.A.	04/08/2011	M/V Hyundai Prestige(1)	63,010	09/11/2013	02/19/2013
Hercules Container Carrier S.A.	04/08/2011	M/V Hyundai Premium(1)	63,010	03/20/2013	03/11/2013
Iason Container Carrier S.A.	04/08/2011	M/V Hyundai Paramount(1)	63,010	03/27/2013	03/27/2013
Thiseas Container Carrier S.A.	04/08/2011	M/V Hyundai Privilege(4)	63,010	09/11/2013	05/31/2013
Cronus Container Carrier S.A.	07/19/2011	M/V Hyundai Platinum(4)	63,010	09/11/2013	06/14/2013
Dias Container Carrier S.A.	05/16/2013	M/V Akadimos(1)	115,534	06/10/2015	06/10/2015
Deka Container Carrier S.A.	03/28/2017	M/V Athenian(1)	118,834	01/22/2020	04/28/2017
Jupiter Container Carrier S.A.	03/28/2017	M/V Athos(1)	118,888	01/23/2020	05/19/2017
Nikitis Container Carrier S.A.	03/28/2017	M/V Aristomenis(1)	118,712	01/23/2020	06/27/2017
Neos Container Carriers Corp.	09/04/2020	M/V Long Beach Express(1)	68,618	02/25/2021	01/07/2021
Maistros Container Carriers Corp.	09/04/2020	M/V Seattle Express(1)	68,411	02/25/2021	01/07/2021
Filos Container Carriers Corp.	09/04/2020	M/V Fos Express(1)	68,579	02/25/2021	01/07/2021
Panormos Container Carrier S.A.	12/17/2020	M/V Manzanillo Express	142,411	10/12/2022	10/12/2022
Ektoras Container Carrier S.A.	12/17/2020	M/V Itajai Express	142,411	01/10/2023	01/10/2023
Monos Container Carrier S.A.	02/05/2021	M/V Buenaventura Express	142,411	06/20/2023	06/20/2023
Assos Gas Carrier Corp.	07/16/2018	LNG/C Aristos I	81,978	09/03/2021	11/12/2020
Dias Gas Carrier Corp.	07/16/2018	LNG/C Aristarchos	81,956	09/03/2021	06/15/2021
Atrotos Gas Carrier Corp.	07/16/2018	LNG/C Aristidis I	81,898	12/16/2021	01/04/2021
Poseidon Gas Carrier Corp.	07/16/2018	LNG/C Attalos	81,850	11/18/2021	08/13/2021
Maximus Gas Carrier Corp.	04/10/2019	LNG/C Asklipios	81,882	11/18/2021	09/29/2021
Kronos Gas Carrier Corp.	02/04/2019	LNG/C Adamastos	82,095	11/29/2021	08/23/2021
Hermes Gas Carrier Corp.	07/05/2019	LNG/C Asterix I	81,932	02/17/2023	02/17/2023
Omega Gas Carriers Corp.	06/18/2021	LNG/C Amore Mio I	82,076	12/21/2023	10/31/2023
Beta Gas Carriers Corp.	06/18/2021	LNG/C Axios II	82,271	01/02/2024	01/02/2024
Romanos Gas Carrier Corp.	11/01/2021	LNG/C Assos	82,306	05/31/2024	05/31/2024
Leon Gas Carrier Corp.	11/01/2021	LNG/C Apostolos	82,068	06/05/2024	06/05/2024
Taurus Gas Carrier Corp.	11/01/2021	LNG/C Aktoras	82,194	06/28/2024	06/28/2024
Aqua Gas Carrier Corp.	01/17/2023	LNG/C Alcaios I (Hull – 8202) (5)	—	09/2026 (6)	—
Mare Gas Carrier Corp.	01/17/2023	LNG/C Antaios I (Hull – 8203) (5)	—	11/2026 (6)	—
Polis Gas Carrier Corp.	03/27/2023	LNG/C Athlos (Hull – 8206) (5)	—	02/2027 (6)	—
Elpis Gas Carrier Corp.	03/27/2023	LNG/C Archon (Hull – 8207) (5)	—	03/2027 (6)	—
Áison Gas Carriers Corp.	03/28/2024	MG/C Agenor (Hull - 8427) (5)	—	05/2027 (6)	—
Alvis Gas Carriers Corp.	03/28/2024	MG/C Aridaios (Hull - 8425) (5)	—	09/2026 (6)	—
Daidalos Carriers Corp.	06/21/2023	LCO2 - HMG/C Amadeus (Hull - 8399) (5)	—	04/2026 (6)	—
Iason Gas Carriers Corp.	03/07/2024	MG/C Andrianos (Hull - S1111) (5)	—	03/2027 (6)	—
Ifaistos Carriers Corp.	01/29/2024	LCO2 - HMG/C Alkimos (Hull - 8404) (5)	—	09/2026 (6)	—
Ikaros Carriers Corp.	06/21/2023	LCO2 - HMG/C Active (Hull - 8398) (5)	—	01/2026 (6)	—
Leandros Carriers Corp.	01/29/2024	LCO2 - HMG/C Athenian (Hull - 8405) (5)	—	11/2026 (6)	—
Menelaos Gas Carriers Corp.	03/07/2024	MG/C Anios (Hull - S1112) (5)	—	07/2027 (6)	—
Omiros Gas Carriers Corp.	03/28/2024	MG/C Aratos (Hull - 8426) (5)	—	02/2027 (6)	—
Venus Gas Carriers Corp.	03/28/2024	MG/C Aristogenis (Hull - 8424) (5)	—	06/2026 (6)	—

(1)	Vessels were disposed in 2024

(2)	Vessel was disposed in 2023

(3)	Vessels were disposed in 2022
(4)	Vessels agreed to be disposed in 2025
(5)	Vessels are under construction
(6)	Estimated delivery dates for newbuild vessels as of December 31, 2024